ASSET RETIREMENT OBLIGATIONS (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Movements in asset retirement obligations
Balance at beginning of year	¥ 48,041	¥ 32,407
Liabilities incurred during the year		15,233	¥ 14,220
Accretion expense	964	401
Balance at end of year	¥ 49,005	¥ 48,041	¥ 32,407